Share capital	12 Months Ended
Dec. 31, 2019
Share capital
Share capital

11.Share capital

Authorized share capital

Unlimited number of common shares without par value.

At December 31, 2019, the Company had 37,049,374 issued and outstanding common shares (December 31, 2018 – 32,332,343).

During the year ended December 31, 2019, the Company issued a total of 3,333,334(December 31, 2018 -8,028,521) common shares and Nil (December 31, 2018 - 5,411,900) transferrable warrants for gross proceeds of $16,090,029 (December 31, 2018 – 24, 091,775), and 140,070 (December 31,2018 – 207,000) common shares for service with fair value of $390,148 (December 31, 2018 – 1,033,611). Share issue costs related to these issuances was $1,390,932 (December 31, 2018 – 2,916,165). Upon the exercise of warrants, the Company issued 1,116,323 (December 31, 2018 – 294,232) common shares and received proceeds of $4,802,419( December 31, 2018 - 1,639,449). Upon the exercise of stock options, the Company issued 137,304(December 31, 2018 – 6,198) common shares and received proceeds of $74,101 (December 31, 2018 - 12,395). The Company cancelled 10,000 (December 31, 2018 - Nil) common shares with value of $50,192 (December 31, 2018 – Nil).

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the year ended December 31, 2019 was based on the loss attributable to common shareholders of $30,742,311 (2018 - $10,038,145) and the weighted average number of common shares outstanding of 35,998,152 (2018- 26,582,664). Fully diluted loss per share did not include the effect of stock options and warrants as the effect would be anti-dilutive.

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000.  Such options will be exercisable for a period of up to 7 years from the date of grant. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless specific exercise extension approved by the Board.

Options granted vest based on terms and conditions set up in the option agreements.

On exercise, each option allows the holder to purchase one common share of the Company.

The changes in options during the years ended December 31, 2019 and 2018 are as follows:

	December 31, 2019		December 31, 2018
		Weighted		Weighted
	Number of	average exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	4,756,174	$2.73	28,598,750	$0.40
Options granted	8,755,000	3.00	1,307,424	9.29
Options exercised	(137,304)	0.54	(6,198)	2.00
Options expired and forfeited	(190,555)	7.28	(143,802)	3.03
Options cancelled	(275,000)	11.75	(25,000,000)	0.37
Options outstanding, ending	12,908,315	$2.07	4,756,174	$2.73

Details of options outstanding as at December 31, 2019 are as follows:

			Number of
	Weighted average	Number of options	options
Exercise price	contractual life	outstanding	exercisable
$0.30	2.45 years	2,045,455	2,045,455
$0.30	2.62 years	229,545	229,545
$0.80	2.94 years	621,013	621,013
$0.80	3.18 years	12,500	11,979
$2.00	3.47 years	12,500	11,197
$2.00	4.13 years	344,576	323,527
$2.00	4.61 years	50,000	30,212
$9.60 USD	5.02 years	189,892	109,828
$6.18 USD	5.61 years	175,000	126,565
$1.53 USD	3.89 years	120,000	120,000
$5.00 USD	3.92 years	352,834	352,834
$3.40 USD	6.22 years	1,228,182	1,198,182
$2.62 USD	2.48 years	700,000	—
$2.45 USD	6.60 years	1,250,000	520,834
$2.53 USD	6.61 years	181,818	54,920
$1.80 USD	6.80 years	120,000	20,000
$1.91 USD	6.94 years	5,275,000	157,945
		12,908,315	5,934,036

The weighted average grant date fair value of options granted during the year ended December 31, 2019 was $1.46 (2018‑ $2.27). The fair value was calculated using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year ended December 31, 2019	Year ended December 31, 2018
Expected life of options	3-5 years	5 years
Annualized volatility	62.29%	60%
Risk-free interest rate	1.25% - 1.58%	1.91% - 2.9%
Dividend rate	0%	0%

During the year ended December 31, 2019, the Company recognized stock-based compensation expense of $6,816,321 (2018 - $3,228,508;  2017 - $889,511 ).

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company.

The changes in warrants during the years ended December 31, 2019 and 2018 are as follows:

	December 31, 2019		December 31, 2018
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	22,369,718	$5.03	11,856,857	$4.70
Warrants issued	—	—	10,807,093	5.36
Warrants exercised	(1,116,322)	3.26	(294,232)	5.08
Warrants expired	(650,000)	19.93
Warrants outstanding, ending	20,603,396	$4.64	22,369,718	$5.03

At December 31, 2019, all warrants outstanding, except for 212,500 placement agents’ warrants, were exercisable. Details of warrants outstanding as at December 31, 2019 are as follows:

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	1.81 years	11,010,059
$2.00 USD - $24.00 USD	4.15 years	5,091,969
Transferable Warrants
$4.25 USD	3.61 years	4,501,368